SCHEDULE OF PROVISION FOR INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current tax, federal			$ 1,309,503	$ 739,113
Current tax, state			592,394	334,361
Current tax, foreign			91,285	124,414
Current tax, total	$ 712,446	$ 485,456	1,993,182	1,197,888
Deferred income tax, federal			250,153	158,308
Deferred income tax, state			113,164	71,616
Deferred income tax, foreign				179,629
Deferred income tax, total			363,317	409,553
Total			$ 2,356,499	$ 1,607,441